Condensed Financial Information of Parent Company - Summarized Quarterly Financial Data (Unaudited) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Interest income	$ 17,719		$ 17,459		$ 17,498		$ 16,934		$ 17,167	$ 17,589	$ 17,793	$ 17,659	$ 69,610	$ 70,208	$ 90,212
Interest expense	2,885		2,747		2,626		2,448		2,352	2,372	2,418	2,468	10,706	9,610	12,261
Net interest income	14,834		14,712		14,872		14,486		14,815	15,217	15,375	15,191	58,904	60,598	77,951
(Recovery of) Provision for loan losses					(1,682)				(300)	(1,762)	(1,218)		(1,682)	(3,280)	14,803
Non-interest income	3,309		3,142		3,774		3,164		3,204	6,453	4,881	13,087	13,389	27,625	17,763
Non-interest expense	15,426		15,937		17,066		16,524		16,621	19,885	18,362	25,218	64,953	80,086	109,402
INCOME (LOSS) BEFORE INCOME TAXES	2,717		1,917		3,262		1,126		1,698	3,547	3,112	3,060	9,022	11,417	(28,491)
Income tax (benefit) expense	(53,281)	[1]	287	[1]	299	[1]	300	[1]	246	383	284	284	(52,395)	1,197	1,317
NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS	$ 55,998		$ 1,630		$ 2,963		$ 826		$ 1,452	$ 3,164	$ 2,828	$ 2,776	$ 61,417	$ 10,220	$ (29,808)
Basic earnings (loss) per common share	$ 2.96		$ 0.09		$ 0.16		$ 0.04		$ 0.08	$ 0.17	$ 0.15	$ 0.15	$ 3.26	$ 0.55	$ (1.67)
Diluted earnings (loss) per common share	$ 2.94		$ 0.09		$ 0.16		$ 0.04		$ 0.08	$ 0.17	$ 0.15	$ 0.15	$ 3.24	$ 0.55	$ (1.67)

[1]	The December 31, 2016 quarter includes a $53.7 million tax benefit related to the reversal of a portion of the Company’s deferred tax asset valuation allowance.